Large Cap Blend Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (12.0%)
Alphabet, Inc. - Class A *	2,814	7,827
Comcast Corp. - Class A	124,042	5,807
Meta Platforms, Inc. - Class A *	15,371	3,418
Omnicom Group, Inc.	66,530	5,647

Total		22,699

Consumer Discretionary (20.1%)
Booking Holdings, Inc. *	2,991	7,024
CarMax, Inc. *	35,496	3,425
Dollar General Corp.	40,756	9,073
Dollar Tree, Inc. *	47,771	7,651
Sony Group Corp., ADR	70,498	7,241
The TJX Cos., Inc.	59,487	3,604

Total		38,018

Consumer Staples (3.1%)
Unilever PLC, ADR	127,391	5,805

Total		5,805

Energy (2.3%)
Schlumberger, Ltd.	106,360	4,394

Total		4,394

Financials (23.0%)
Arch Capital Group, Ltd. *	88,876	4,303

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
Berkshire Hathaway, Inc. - Class B *	32,450	11,452
The Charles Schwab Corp.	86,034	7,254
Chubb, Ltd.	17,705	3,787
JPMorgan Chase & Co.	39,672	5,408
Northern Trust Corp.	49,330	5,744
The Progressive Corp.	49,342	5,625

Total		43,573

Health Care (13.8%)
Fresenius Medical Care AG & Co. KGaA, ADR	136,158	4,586
Koninklijke Philips NV	154,618	4,720
Quest Diagnostics, Inc.	36,204	4,955
Smith & Nephew PLC, ADR	160,005	5,104
UnitedHealth Group, Inc.	13,110	6,686

Total		26,051

Industrials (13.6%)
Carlisle Cos., Inc.	13,363	3,286
Dover Corp.	29,537	4,634
Eaton Corp. PLC	23,509	3,568
Masco Corp.	162,304	8,278
PACCAR, Inc.	68,336	6,018

Total		25,784

Information Technology (6.6%)
CDW Corp.	9,250	1,655

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Micron Technology, Inc.	91,180	7,102
SAP SE, ADR	33,549	3,722

Total		12,479

Materials (2.9%)
Avery Dennison Corp.	6,091	1,060
PPG Industries, Inc.	33,715	4,419

Total		5,479

Total Common Stocks (Cost: $144,333)		184,282

Short-Term Investments (3.5%)
Money Market Funds (3.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250% #	6,677,460	6,677

Total		6,677

Total Short-Term Investments (Cost: $6,677)		6,677

Total Investments (100.9%) (Cost: $151,010)@		190,959

Other Assets, Less Liabilities (-0.9%)		(1,686)

Net Assets (100.0%)		189,273

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $151,010 and the net unrealized appreciation of investments based on that cost was $39,949 which is comprised of $48,833 aggregate gross unrealized appreciation and $8,884 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Cap Blend Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

Common Stocks	$184,282	$—	$—

Short-Term Investments	6,677	—	—

Total Assets:	$190,959	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand